Intangible assets - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 09, 2024
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 116.5		$ 459.9
HumanFirst Inc
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		$ 0.5
Intangible assets acquired				$ 9.9